ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITION
Schedule of aggregate purchase consideration for the acquired assets, net of the assumed liabilities

Fair value of common shares issued	$10,268,584
Fair value of replacement share based compensation issued	14,522
$10,283,106

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

	Preliminary(i)	Adjustments	Final
Cash and cash equivalents	$838,732	$—	$838,732
Inventories	384,678	(35,402)	349,276
Other current assets	100,094	—	100,094
Property, plant and mine development	10,086,336	341,935	10,428,271
Goodwill	1,804,459	(168,128)	1,636,331
Other assets	143,415	(1,628)	141,787
Accounts payable and accrued and other liabilities	(235,778)	—	(235,778)
Reclamation provision	(175,839)	(52,289)	(228,128)
Deferred income and mining tax liabilities	(2,639,353)	(84,488)	(2,723,841)
Other liabilities	(23,638)	—	(23,638)
Total assets acquired, net of liabilities assumed	$10,283,106	$—	$10,283,106

Notes:

(i) Estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company's condensed interim consolidated financial statements as at March 31, 2022.

TMAC Resources Inc.
ACQUISITION
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Purchase of TMAC common shares for C$2.20 per share	$225,580

	Preliminary(i)	Adjustments	Final
Cash and cash equivalents	$39,682	$—	$39,682
Restricted cash	21,796	—	21,796
Inventories	84,576	—	84,576
Other current assets	2,028	—	2,028
Property, plant and mine development	206,507	(23,397)	183,110
Deferred income tax asset	109,700	23,397	133,097
Accounts payable and accrued and other liabilities (ii)	(84,805)	—	(84,805)
Advance due to Agnico Eagle	(105,000)	—	(105,000)
Reclamation provision	(48,904)	—	(48,904)
Total assets acquired, net of liabilities assumed	$225,580	$—	$225,580

Notes:

(i)	Preliminary estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company’s condensed interim consolidated financial statements as at March 31, 2021.
(ii)	Included $50.0 million payable to repurchase the Hope Bay 1.5% net smelter return royalty.